Stockholders' equity	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' equity

(6) Stockholders’ equity

The Company’s certificate of incorporation and bylaws contain the rights, preferences and privileges of the Company’s stockholders and their respective shares. The Company has authorized 150,000,000 shares of common stock and 5,000,000 shares of preferred stock.

(a) Convertible preferred

October 2013 Series A financing

In October 2013, the Company entered into an agreement with The Children’s Hospital of Philadelphia (CHOP) to sell 5,000,000 Series A Units at $2.00 per unit for proceeds of $10.0 million. Each Series A Unit was convertible into one Series 1 Unit (subject to certain antidilution adjustments) at any time at the option of the holder. The Series A Units were mandatorily convertible into common stock in the event of an IPO, as defined.

May 2014 conversion to C corporation

Upon conversion of the Company into a C corporation in May 2014, each outstanding Series A Unit converted into one share of Series A Stock.

May 2014 Series B financing

In May 2014, the Company issued 45,186,334 shares of Series B convertible preferred stock (Series B Stock) for $72.4 million, net of transaction costs. In conjunction with the issuance of Series B Stock, certain Series A convertible preferred stock (Series A Stock) terms were amended. Every five shares of Series A Stock and Series B Stock were to automatically convert into one share of common stock at a qualified IPO, as defined, or upon approval by at least 87.5% of the Series B Stock holders, subject to certain customary antidilution adjustments contained in the Company’s certificate of incorporation. The Series A Stock and Series B Stock were entitled to receive cumulative dividends at 8% per annum, which accrued from day to day beginning November 23, 2014 and were payable upon conversion, an event of liquidation or a qualified IPO, in each case, in shares of Series A Stock and Series B Stock, as applicable. As of February 4, 2015, dividends of $1.3 million had accumulated, and in connection with the IPO, were declared and converted along with all outstanding shares of Series A Stock and Series B Stock into an aggregate of 10,200,050 shares of common stock.

(b) Common

Through May 1, 2014, the Board designated Series 1 Units, Series 2 Units and Series 3 common units (Series 3 Units). Capital distributions were to be made to and among the holders in the following order of priority: Series A Units, Series 1 Units, Series 2 Units and Series 3 Units. Upon conversion of the Company into a C corporation in May 2014, each outstanding Series 1 Unit converted into 0.2 shares (post-split) of common stock, each outstanding Series 2 Unit converted into 0.2 shares (post-split) of common stock and each outstanding Series 3 Unit converted into 0.03883773 shares (post-split) of common stock. In 2013 and 2014, the Company issued Series 2 Units and Series 3 Units to various employees, directors and consultants of the Company. The vesting terms of the common stock issued upon conversion of the Series 2 Units and Series 3 Units vary, but primarily, shares vest 25% on the first anniversary of the vesting commencement date and then quarterly over three years, with accelerated vesting in the event of a change in control, as defined. Any unvested shares are forfeited in the event that the individual ceases to provide services to the Company. Upon conversion, the vesting terms of the previously issued equity remained consistent.

For the nine months ended September 30, 2014, the Company recorded compensation expense of $1.1 million and $0.7 million in general and administrative expense and research and development expense, respectively, related to the restricted shares. For the nine months ended September 30, 2015, the Company recorded compensation expense of $47,559 and $1.4 million in general and administrative expense and research and development expense, respectively, related to the restricted shares.

At September 30, 2015, there was $2.0 million of unrecognized compensation expense related to restricted common shares which is expected to be recognized over a weighted-average period of 1.7 years.

The following table summarizes restricted stock activity:

	Number of shares	Weighted- average grant date fair value
Nonvested shares at December 31, 2014	578,994	$4.46
Shares vested	(187,387)	$3.89

Nonvested shares at September 30, 2015	391,607	$4.73

(7) Stockholders’ equity

The Company’s certificate of incorporation and bylaws contain the rights, preferences and privileges of the Company’s stockholders and their respective shares. The Company has authorized 150,000,000 shares of common stock and 5,000,000 shares of preferred stock effective upon the IPO.

(a) Convertible preferred

October 2013 Series A financing

In October 2013, the Company entered into an agreement with the Children’s Hospital of Philadelphia (CHOP) to sell 5,000,000 Series A Units at $2.00 per unit for proceeds of $10.0 million. The Company recorded a receivable from CHOP for the Series A Units, as CHOP managed the Company’s expenditures during 2013. The remaining proceeds from the sale of the Series A Units of $4,861,285 are reflected on the accompanying balance sheet as of December 31, 2013 as receivable from related party. The receivable was collected by the Company in 2014.

Each Series A Unit was convertible into one Series 1 Unit (subject to certain antidilution adjustments) at any time at the option of the holder. The Series A Units were mandatorily convertible into common stock in the event of an IPO, as defined. The Series A Unit holders were entitled to a liquidation preference in an amount equal to $2.00 per unit in the event of a liquidation, dissolution or winding up of the Company, or in the event the Company was merged with, or acquired by, another entity. Once the Series A Unit liquidation preference was paid, any remaining assets were to be distributed first to the holders of Series 1 Units for an amount up to $50.0 million, second, to the holders of Series 2 common units (Series 2 Units), for a per unit amount equaling the amount distributed to each Series 1 Unit holder, and any remaining assets would have been distributed pro rata to the eligible common units (regardless of series).

May 2014 conversion to C corporation

Upon conversion of the Company into a C corporation in May 2014, each outstanding Series A Unit converted into one share of Series A Stock.

May 2014 Series B financing

In May 2014, the Company issued 45,186,334 shares of Series B Stock for $72.4 million, net of transaction costs. In conjunction with the issuance of Series B Stock, certain Series A Stock terms were amended. Every five shares of Series A Stock and Series B Stock were to automatically convert into one share of common stock at a qualified IPO, as defined, or upon approval by at least 87.5% of the Series B Stock holders, subject to certain customary antidilution adjustments contained in the Company’s certificate of incorporation. The Series A Stock and Series B Stock holders were entitled to receive, upon the liquidation of the Company, proceeds in proportion to their liquidation preference. Such liquidation preference was equal to the greater of (i) their respective original issue price plus any accrued but unpaid dividends and (ii) the amount per share as would have been payable had all Series A Stock and Series B Stock been converted into common stock immediately prior to such liquidation. Subsequent to the liquidation preference payments to the holders of Series A Stock and Series B Stock, the remaining assets of the Company were to be distributed to the holders of common stock, Series A Stock and Series B Stock, on an as-converted-to-common-stock basis, provided that the holders of Series A Stock or Series B Stock, as applicable, were to participate in such distribution until such holders receive in the aggregate 2.5 times their respective original issue price. The Series A Stock and Series B Stock were entitled to receive cumulative dividends at 8% per annum, which accrued from day to day beginning November 23, 2014 and were payable upon conversion, an event of liquidation or a qualified IPO, in each case, in shares of Series A Stock and Series B Stock, as applicable. As of December 31, 2014, dividends of $707,342 had accumulated, however, no dividends were accrued as a declaration date had not yet occurred.

In connection with the IPO in January 2015, all outstanding shares of Series A Stock and Series B Stock and related accrued dividends convereted into an aggregate of 10,200,050 shares of common stock.

(b) Common

Through May 1, 2014, the Board designated Series 1 Units, Series 2 Units and Series 3 common units (Series 3 Units). Capital distributions were to be made to and among the holders, in the following order of priority: Series A Units, Series 1 Units, Series 2 Units and Series 3 Units.

Upon conversion of the Company into a C corporation in May 2014, each outstanding Series 1 Unit converted into 0.2 shares of common stock, each outstanding Series 2 Unit converted into 0.2 shares of common stock and each outstanding Series 3 Unit converted into 0.03883773 shares of common stock. The vesting terms of the previously issued equity remained consistent.

During the year ended December 31, 2013, 5,100,000 Series 2 Units and 770,000 Series 3 Units were issued to various founders, employees, directors and consultants of the Company. During the year ended December 31, 2014, 170,000 Series 2 Units were issued to a Company founder and 1,040,667 Series 3 Units were issued to various employees, directors and consultants of the Company. The Series 2 Units and Series 3 Units vesting terms vary, but primarily, shares vest 25% on the first anniversary of the vesting commencement date and then quarterly over three years, with accelerated vesting in the event of a change in control, as defined. Any unvested shares are forfeited in the event that the individual ceases to provide services to the Company.

The Series 2 Units and Series 3 Units had a grant date fair value of $4.5 million and $0.4 million in 2013 and 2014, respectively, which is being recognized as compensation expense over the vesting period of the shares.

During 2013, the Company recorded compensation expense of $0.1 million and $0.6 million in general and administrative expense and research and development expense, respectively, related to the restricted units. During the year ended December 31, 2014, the Company recorded compensation expense of $1.2 million and $1.0 million in general and administrative expense and research and development expense, respectively, related to the restricted shares. At December 31, 2014, there was $2.1 million of unrecognized compensation expense related to restricted common shares which is expected to be recognized over a weighted-average period of 2.6 years.

In December 2014, 200,000 restricted shares of common stock were issued to The Trustees of the University of Pennsylvania (Penn) in connection with a license agreement (Note 9). The shares are subject to certain milestone-based vesting conditions and had a grant date fair value of $1.5 million. The Company recorded in-process research and development expense of $0.8 million during the year ended December 31, 2014.

The following table summarizes restricted stock activity:

	Number of units/shares	Weighted- average grant date fair value
Nonvested units at March 13, 2013 (inception)	—	$—
Units granted	5,870,000	0.76
Units vested	(500,000)	0.84

Nonvested units at December 31, 2013	5,370,000	0.75
Units granted	1,210,667	0.32
Units vested	(526,667)	0.81
Units forfeited	(170,000)	0.84
Conversion to C corporation and effect of reverse stock split	(5,294,713)
Shares granted	200,000	7.50
Shares vested	(210,293)	5.61

Nonvested shares at December 31, 2014	578,994	4.46